Acquisition of Founder Energy Sdn. Bhd. at Discount under Common Control (Details)	Jun. 14, 2023
Founder Energy Sdn Bhd [Member]
Acquisition of Founder Energy Sdn. Bhd. at Discount under Common Control [Line Items]
Equity interest percentage	100.00%